PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net property, plant and equipment	$ 20,529	$ 20,553	$ 35,409
Turkey [Member]
Net property, plant and equipment	7	8	17,979
Texas [Member]
Net property, plant and equipment	3,594	3,604	9,413
Alabama [Member]
Net property, plant and equipment	8,972	8,973
New Mexico [Member]
Net property, plant and equipment	7,806	7,806	7,806
Corporate
Net property, plant and equipment	150	162	211
Uranium Plant [Member]
Net property, plant and equipment	3,143	3,256	8,304
Uranium Plant [Member] | Turkey [Member]
Net property, plant and equipment
Uranium Plant [Member] | Texas [Member]
Net property, plant and equipment	3,143	3,256	8,304
Uranium Plant [Member] | Alabama [Member]
Net property, plant and equipment
Uranium Plant [Member] | New Mexico [Member]
Net property, plant and equipment
Uranium Plant [Member] | Corporate
Net property, plant and equipment
Mineral Rights and Properties [Member]
Net property, plant and equipment	16,778	16,779	25,774
Mineral Rights and Properties [Member] | Turkey [Member]
Net property, plant and equipment			17,968
Mineral Rights and Properties [Member] | Texas [Member]
Net property, plant and equipment
Mineral Rights and Properties [Member] | Alabama [Member]
Net property, plant and equipment	8,972	8,973
Mineral Rights and Properties [Member] | New Mexico [Member]
Net property, plant and equipment	7,806	7,806	7,806
Mineral Rights and Properties [Member] | Corporate
Net property, plant and equipment
Other Property Plant and Equipment [Member]
Net property, plant and equipment	608	518	1,331
Other Property Plant and Equipment [Member] | Turkey [Member]
Net property, plant and equipment	7	8	11
Other Property Plant and Equipment [Member] | Texas [Member]
Net property, plant and equipment	451	348	1,109
Other Property Plant and Equipment [Member] | Alabama [Member]
Net property, plant and equipment
Other Property Plant and Equipment [Member] | New Mexico [Member]
Net property, plant and equipment
Other Property Plant and Equipment [Member] | Corporate
Net property, plant and equipment	$ 150	$ 162	$ 211